Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2023 and December 31, 2022 are as follows:

	Balance as of December 31,
	2023	2022
Grants	852,854	911,593
Other liabilities and provisions	380,954	340,920
Dismantling provision	155,279	140,595
Lease liabilities	82,366	63,076
Accruals on Spanish market prices differences	98,820	91,884
Other	44,489	45,365
Grant and other non-current liabilities	1,233,808	1,252,513

Maturity of other liabilities and provisions
The maturity of Other liabilities and provisions as of December 31, 2023 and 2022 is as follows:

As of December 31, 2023	Total	2024	2025	2026	2027	2028	Subsequent
Other liabilities and provisions	380,954	-	26,503	21,714	22,975	22,367	287,395
Total	380,954	-	26,503	21,714	22,975	22,367	287,395

As of December 31, 2022	Total	2023	2024	2025	2026	2027	Subsequent
Other liabilities and provisions	340,920	-	26,393	20,096	20,561	20,867	253,003
Total	340,920	-	26,393	20,096	20,561	20,867	253,003